Condensed Consolidated Statements of Changes in Stockholders’ Equity (Unaudited) - USD ($)	Common Shares	Treasury Shares	Common Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Dec. 31, 2018	$ 6,869			$ 19,867,259	$ (4,720,291)	$ 15,153,837
Balance (in Shares) at Dec. 31, 2018	6,868,679
Stock-based compensation expense for restricted stock awards and stock options				1,385,118		1,385,118
Issuance of common stock for consulting services	$ 10			29,005		29,015
Issuance of common stock for consulting services (in Shares)	10,225
Repurchases of common stock			(2,015)			(2,015)
Repurchases of common stock (in Shares)		(1,900)
Net income (loss)					(8,380,060)	(8,380,060)
Balance at Dec. 31, 2019	$ 6,879		(2,015)	21,281,382	(13,100,351)	8,185,895
Balance (in Shares) at Dec. 31, 2019	6,878,904	(1,900)
Stock-based compensation expense				89,206		89,206
Repurchases of common stock			(7,240)			(7,240)
Repurchases of common stock (in Shares)		(6,600)
Net income (loss)					(438,384)	(438,384)
Balance at Mar. 31, 2020	$ 6,879		(9,255)	21,370,588	(13,538,735)	7,829,477
Balance (in Shares) at Mar. 31, 2020	6,878,904	(8,500)
Balance at Dec. 31, 2019	$ 6,879		(2,015)	21,281,382	(13,100,351)	8,185,895
Balance (in Shares) at Dec. 31, 2019	6,878,904	(1,900)
Issuance of common stock for consulting services	$ 38			43,462		43,500
Issuance of common stock for consulting services (in Shares)	37,500
Stock-based compensation expense				243,197		243,197
Repurchases of common stock			(8,844)			(8,844)
Repurchases of common stock (in Shares)		(8,050)
Net income (loss)					1,371,262	1,371,262
Balance at Dec. 31, 2020	$ 6,917		(10,859)	21,568,041	(11,729,089)	9,835,010
Balance (in Shares) at Dec. 31, 2020	6,916,404	(9,950)
Stock-based compensation expense				31,368		31,368
Net income (loss)					916,729	916,729
Balance at Mar. 31, 2021	$ 6,917		$ (10,859)	$ 21,599,409	$ (10,812,360)	$ 10,783,107
Balance (in Shares) at Mar. 31, 2021	6,916,404	(9,950)